Inventories (Details) - Schedule of inventory - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Subtotal	$ 2,509,204	$ 261,887
Allowance for inventory obsolescence	(181,371)	(26,545)
Inventories, net	2,327,833	235,342
Machinery and Equipment [Member]
Inventory [Line Items]
Subtotal	331,935	119,444
Parts [Member]
Inventory [Line Items]
Subtotal	147,999	142,443
Appliances [Member]
Inventory [Line Items]
Subtotal	$ 2,029,270